UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

SCHARF FUNDS

Scharf Fund
Institutional Class – LOGIX
Retail Class – LOGRX
R6 Class – LGRSX

Scharf Balanced Opportunity Fund
Institutional Class – LOGOX
Retail Class – LOGBX
Scharf Global Opportunity Fund
Retail Class – WRLDX

Scharf Alpha Opportunity Fund
Retail Class – HEDJX

SEMI-ANNUAL REPORT

March 31, 2018

Scharf Investments, LLC

SCHARF FUNDS

TABLE OF CONTENTS

To Our Shareholders	2

Expense Examples	12

Sector Allocation of Portfolio Assets	15

Schedules of Investments	19

Statements of Assets and Liabilities	36

Statements of Operations	40

Statements of Changes in Net Assets	42

Statement of Cash Flows	48

Financial Highlights	49

Notes to Financial Statements	56

Notice to Shareholders	76

Householding	77

Approval of Investment Advisory Agreement	78

Privacy Notice	85

SCHARF FUNDS

TO OUR SHAREHOLDERS

PERFORMANCE AS OF 3/31/2018
SCHARF FUND
					Since	Since	Since
	6	One	Three	Five	Inception	Inception	Inception
Cumulative:	Months	Year	Year	Year	12/30/2011	1/28/2015	1/29/2018
Scharf Fund –
Institutional Class	0.82%	5.01%	13.33%	63.35%	99.98%	N/A	N/A
Scharf Fund –
Retail Class	0.70%	4.74%	12.44%	N/A	N/A	17.68%	N/A
Scharf Fund –
R6 Class	N/A	N/A	N/A	N/A	N/A	N/A	-8.09%
S&P 500® Index (with	5.84%	13.99%	35.95%	86.75%	139.62%	40.99%	-7.10%
dividends reinvested)

Annualized:
Scharf Fund –
Institutional Class	—	—	4.26%	10.31%	11.72%	N/A	N/A
Scharf Fund –
Retail Class	—	—	3.99%	N/A	N/A	5.27%	N/A
Scharf Fund –
R6 Class	—	—	N/A	N/A	N/A	N/A	N/A
S&P 500® Index (with	—	—	10.78%	13.31%	15.00%	11.45%	N/A
dividends reinvested)

SCHARF BALANCED OPPORTUNITY FUND
						Since	Since
		6	One	Three	Five	Inception	Inception
Cumulative:		Months	Year	Year	Year	12/31/2012	1/21/2016
Scharf Balanced Opportunity
Fund – Institutional Class		0.59%	4.20%	10.49%	44.13%	51.40%	N/A
Scharf Balanced Opportunity
Fund – Retail Class		0.42%	3.91%	N/A	N/A	N/A	18.20%
Lipper Balanced Funds Index
(with dividends reinvested)		2.57%	8.48%	18.50%	42.80%	50.50%	27.95%
Bloomberg Barclays
U.S. Aggregate Bond Index		-1.08%	1.20%	3.64%	9.46%	9.33%	3.79%
S&P 500® Index
(with dividends reinvested)		5.84%	13.99%	35.95%	86.75%	106.56%	47.89%

Annualized:
Scharf Balanced Opportunity
Fund – Institutional Class		—	—	3.38%	7.59%	8.23%	N/A
Scharf Balanced Opportunity
Fund – Retail Class		—	—	N/A	N/A	N/A	7.93%
Lipper Balanced Funds Index		—	—	5.82%	7.38%	8.10%	11.92%
(with dividends reinvested)
Bloomberg Barclays
U.S. Aggregate Bond Index		—	—	1.20%	1.82%	1.71%	1.71%
S&P 500® Index
(with dividends reinvested)		—	—	10.78%	13.31%	14.83%	19.55%

SCHARF FUNDS

SCHARF GLOBAL OPPORTUNITY FUND
				Since
	6	One	Three	Inception
Cumulative:	Months	Year	Year	10/14/2014
Scharf Global Opportunity Fund	2.05%	8.20%	20.24%	34.38%
MSCI All Country World Index (Net)	4.71%	14.85%	26.39%	36.26%

Annualized:
Scharf Global Opportunity Fund	—	—	6.34%	8.92%
MSCI All Country World Index (Net)	—	—	8.12%	9.35%

SCHARF ALPHA OPPORTUNITY FUND
				Since
		6	One	Inception
Cumulative:		Months	Year	12/31/2015
Scharf Alpha Opportunity Fund		-1.82%	-1.62%	-0.59%
HFRX Equity Hedge Index		3.93%	8.35%	11.38%
Bloomberg Barclays U.S. Aggregate Bond Index		-1.08%	1.20%	4.73%
S&P 500® Index (with dividends reinvested)		5.84%	13.99%	35.37%

Annualized:
Scharf Alpha Opportunity Fund		—	—	-0.26%
HFRX Equity Hedge Index		—	—	4.91%
Bloomberg Barclays U.S. Aggregate Bond Index		—	—	2.08%
S&P 500® Index (with dividends reinvested)		—	—	14.41%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-572-4273.

The gross expense ratios, as of the Funds’ registration statement dated January 28, 2018, for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Fund R6 Class, Scharf Balanced Opportunity Fund Institutional Class, Scharf Balanced Opportunity Fund Retail Class, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund are 1.14%, 1.39%, 1.04%, 1.52%, 1.77%, 1.97%, and 3.20%, respectively .  The net expense ratios, as of the Funds’ registration statement dated January 28, 2018,  for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Fund R6 Class, Scharf Balanced Opportunity Fund Institutional Class, Scharf Balanced Opportunity Fund Retail Class, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund represent the percentages paid by investors and are 1.01%, 1.26%, 0.91%, 1.02%, 1.27%, 0.71%, and 2.18%, respectively, after fee waivers and expense reimbursements, including acquired fund fees and expenses, interest, taxes and extraordinary expenses. Scharf Investments, LLC (the “Adviser”), the Funds’ investment adviser, has contractually agreed to waive fees through January 27, 2019 for the Scharf Fund, Scharf Balanced Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund.  The Scharf Fund charges a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 60 days of purchase.  The Scharf Balanced Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund charge a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 15 days of purchase.  Had a redemption fee been included, returns would be lower.

SCHARF FUNDS

Dear Fellow Shareholders,

For the fiscal six months ended March 31, 2018, the Scharf Fund Institutional Class and Retail Class returned 0.82% and 0.70%, respectively, compared to the 5.84% return for the S&P 500® Index (“S&P 500” or “S&P”).  As of March 31, 2018, the Scharf Fund R6 Class return since its inception on January 29, 2018, was -8.09%, compared to the S&P 500 return of -7.10% for the same time period.  The key contributors to relative performance for the period were Microsoft Corp., Dollar General Corp., Advance Auto Parts Inc., and Booking Holdings, Inc.  The key detractors from relative performance were CVS Health Corp., Sodexo SA, Allergan plc, and Walgreens Boots Alliance Inc.  When looking over the past twelve months, the Scharf Fund Institutional Class and Retail Class returned 5.01% and 4.74%, respectively, compared to the 13.99% return for the S&P 500.

For the fiscal six months ended March 31, 2018, the Scharf Balanced Opportunity Fund Institutional Class and Retail Class returned 0.59% and 0.42%, respectively, compared to the 2.57% return for the Lipper Balanced Funds Index, -1.08% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and 5.84% return for the S&P 500.  The key contributors to relative performance for the period were Microsoft Corp., Dollar General Corp., Advance Auto Parts Inc., and Berkshire Hathaway Inc. - Class B.  The key detractors from relative performance for the period were CVS Health Corp., Allergan plc, Sodexo SA, and Walgreens Boots Alliance Inc.  When looking at the performance over the past twelve months, ended March 31, 2018, the Scharf Balanced Opportunity Fund Institutional Class and Retail Class returned 4.20% and 3.91%, respectively, compared to the 8.48% return for the Lipper Balanced Funds Index, 1.20% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and 13.99% return for the S&P 500.

For the fiscal six months ended March 31, 2018, the Scharf Global Opportunity Fund returned 2.05% compared to the 4.71% return for the MSCI All Country World Index (Net).  The key contributors to relative performance for the period were Microsoft Corp., Advance Auto Parts Inc., Sony Corp., and Booking Holdings, Inc.  The key detractors from relative performance were CVS Health Corp., Allergan plc, Sodexo SA, and Walgreens Boots Alliance Inc.  When looking over the past twelve months, the Scharf Global Opportunity Fund has returned 8.20% compared to the 14.85% return of the MSCI All Country World Index (Net).

For the fiscal six months ended March 31, 2018, the Scharf Alpha Opportunity Fund returned  -1.82% compared to the 3.93% return for the HFRX Equity Hedge Index, the -1.08% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and 5.84% return for the S&P 500.  The key contributors to relative performance for the period were Microsoft Corp., Motorola Solutions Inc., Dollar General Corp., and Advance Auto Parts Inc.  The key detractors from relative performance were CVS Health Corp., Allergan plc, Sodexo SA and the SPDR S&P 500 ETF Trust short position.  When looking over the past twelve months, the Scharf Alpha Opportunity Fund has returned -1.62% compared to the 8.35% return of the HFRX Equity Hedge Index, 1.20% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and 13.99% return for the S&P 500.

We recognize that the past few years have been tough on a relative basis for the Scharf Funds but we remain vigilant in our attempt to construct portfolios exhibiting consistent earnings growth at favorable prices.  With the current bull market now the longest in U.S. history, we are witnessing ever-increasing stock prices without the earnings to justify them.  After the 2008 financial crisis,

SCHARF FUNDS

we feared that the Federal Reserve’s (“Fed”) dramatic easing of monetary policy would ultimately prop up asset prices artificially.  Indeed, we have witnessed rampant asset inflation, particularly in 2017.  Look no further than Bitcoin.  It was up 1,300% for the year, and for one day in December the Bitcoin exchange app, Coinbase, was the most downloaded app in the Apple App Store.  History is fraught with irrational asset bubbles built upon the madness of crowds.  Narratives are always created to explain why “this time it’s different…”

So if the Fed propagated asset appreciation via abnormally low interest rates and quantitative easing, logically we should be concerned as the Fed rolls back both.  With that mindset, we were left with a difficult choice – chase securities, even the highest quality ones we prefer, at any price, or remain committed to our historical pricing discipline which seeks to balance earnings growth and capital loss by only holding securities which we believe have a significant reward to risk ratio.  We chose the latter.  As a result, our conservatism resulted in higher than average cash balances that impacted performance and portfolios under exposed to the momentum growth names that led the market (more on that later). As investors in the Funds ourselves, we are not pleased with these results but believe our disciplined investment approach and focus on higher quality companies leave us well-positioned to handle this aging bull market.

MARKET COMMENTARY

The end of 2017 and beginning of 2018 were filled with euphoria as investors celebrated the passage of the Republican tax plan that lowered the tax rate for U.S. corporations.  In fact, by late January the S&P 500 was up more than 7% for the month.  Enthusiasm quickly faded as investors feared the Federal Reserve would speed up its pace of rate hikes after a larger than expected increase in wages.  By early February 2018 the S&P was down more than 10% from its January 2018 peak.

After this short-lived market correction, investors came charging back into stocks, pouring a record $36 billion into U.S. equity funds in just one week alone.  Technology companies have seen the lion’s share of these flows, notching nearly $10 billion year-to-date by mid-March.  Despite an overall negative return for the S&P for the first quarter of 2018, more than two thirds of the technology stocks in the index were up, returning an average gain of 6%.  Compare this with the value-oriented Consumer Staples sector, for example, which saw more than two thirds of its stocks in the red with an average loss of 6%.

The tech sector now makes up nearly 25% of the S&P by market cap, up from 15% just ten years ago.  At the peak of the tech bubble in 2000, tech stocks made up 33% of the S&P before plummeting to just a 14% share by 2003.  While the growing weight of the tech sector bears some similarities to that of the late 90’s tech craze, things don’t seem quite as troubling this time around.  Overall, tech companies are contributing more to the earnings of the S&P than they did during the tech bubble, now roughly 22% compared to just 15% in 2000.  Not all tech companies are contributing their fair share though.  Let’s compare earnings behemoth Apple Inc. (“Apple”) with momentum-fueled Nvidia Corp. (“Nvidia”).

Nvidia was up nearly 30% over the last two quarters and now makes up 0.6% of the S&P despite only contributing 0.1% to the index’s earnings.  Apple, on the other hand, returned just shy of 10% despite contributing more to the S&P’s earnings than its share of market cap.  A similar but even more drastic story is playing out with many of the momentum stocks, namely

SCHARF FUNDS

Amazon and Netflix.  The combined market cap of these two stocks is close to surpassing that of Apple despite Apple earning 17 times more than them in 2017!  When growth and momentum stocks eventually take a breather, we believe we have positioned our portfolios to avoid steep losses by focusing on companies with attractive valuations and a history of generating strong and consistent earnings.

	9/30/17 – 3/31/18	% of S&P 500	% of S&P 500
Company	Performance	Earnings	Market Cap
Apple	9.7%	4.2%	3.6%
Nvidia	29.7%	0.1%	0.6%
Amazon	50.6%	0.2%	2.9%
Netflix	62.9%	0.1%	0.5%

Source: Bloomberg. FY 2017 Earnings, 3/31/18 Market Cap.

Growth Continued to Beat Out Value

Growth stocks continued to outperform value stocks by a large margin.  The S&P 500 Growth Index (“Growth Index”) returned a positive 1.9% for the 1st quarter of 2018  while the S&P 500 Value Index (“Value Index”) lost 3.6%.  The Growth Index has now returned almost 3 times as much as its value counterpart since the start of 2017 – up 30% vs. 11%.

The Value Index now trades at a 34% discount to the Growth Index, with forward multiples of 15 and 20, respectively.  While growth stocks usually demand a premium, the difference between these multiples has only been this high 2 other times over the last 15 years.  After the 2000 dot-com collapse, decimated tech stocks rallied in 2003 and 2004, driving valuations of tech stocks up and making the Growth Index approximately 45% more expensive than the Value Index.  An investor who took advantage of this mispricing was rewarded as the Value Index returned roughly 15% more than the Growth Index over the following 2 years.

As we have illustrated many times in the past, stock prices may deviate from earnings in the short term as irrational sentiment takes hold, but over the long term, earnings drive stock prices.  One such example of this is that of software company, Microsoft Corp. (“Microsoft”).  Despite growing earnings more than the S&P from 2008-2012, Microsoft measurably trailed the index over this time frame.  By the end of 2012, the stock was trading at a 30% discount to the S&P.  Investors were filled with fears about the future of Microsoft: Mobile will kill PCs, the operating system is dead, Google & Apple will dominate the industry.

SCHARF FUNDS

In the end, these fears didn’t materialize.  As earnings continued to grow, something had to give.  Over the following several years, the price of Microsoft exploded, rising 24% compared to just 85% for the S&P.

We see a number of similarities with one of our worst performing stocks over the last two quarters, Walgreens Boots Alliance Inc. (“Walgreens”).  While earnings are up roughly 130% over the past five years, the change in stock price paled in comparison, appreciating just 15%.  This has resulted in a forward P/E of just 11, down nearly 50% from the 20 it traded at in 2013.  The arguments against Walgreens remind us a lot of the fears about Microsoft a decade ago: Online will kill physical stores, drug prices are too high, Amazon will disrupt the industry.

INVESTMENT STRATEGY

Now more than 9 years into the current bull market, the rally has been one for the record books.  On a total return basis, the S&P was up every month last year.  The last time this happened was 1927.  Meanwhile, daily market volatility was at its lowest level in more than half a century.  Since 1950, the market has gone up or down 1% or more an average of 50 days per year, yet in 2017 that happened only eight times!  Investors hoping for more market calm in 2018 have been met with disappointment.  For the first quarter of the year, the S&P has already gone up or down 1% or more 23 times – on pace for the most volatility since 2011.

SCHARF FUNDS

In times of heightened market volatility, it can be good to take a step back and remind yourself why you are investing in stocks and exactly what it is you’re investing in.  Stocks are not just tickers that move up and down on a computer screen, they are fractional interests in actual businesses with real value based on their current assets and future earnings.  At Scharf Investments, our goal is to find high quality businesses with a history of consistent earnings trading at a discount to their history.  We try to put the odds further in our favor by buying companies that we believe offer us 3 times more upside than downside based on past trading history and our current assessment of value.  We call this upside to downside our Favorability Ratio.

One example in the Scharf Funds meeting these criteria is Oracle Corp., whose mission critical software requires customers to purchase highly recurring annual maintenance and support contracts.  We believe the company’s transition to recurring cloud subscriptions will only improve EPS consistency.  Another example, Kansas City Southern, has a monopolistic position as the primary north-south U.S. heartland to Mexico railroad line.  The company also serves as the major east-west conduit for regional railroads like Burlington Northern, Union Pacific and CSX.  Given the clear energy efficiency of railway vs. highway freight, we believe Kansas City Southern should continue to prosper.

Two more recent purchases that meet these same criteria include Starbucks Corp. (“Starbucks”) and Time Warner Inc. (“Time Warner”).  Starbucks’s brand and position as a “third place”, or consumers’ primary daily destination outside of home and work, help the company generate superior and consistent earnings growth.  Time Warner has premier content properties like HBO and a business that is 85% subscription and fee-based.

			Upside to	Downside to
	EPS	10-Year EPS	Median High	Median Low
Company	Predictability	CAGR	P/E	P/E
Oracle	95	10%	+70%	-11%
Kansas City Southern	85	12%	+61%	+9%
Starbucks	100	17%	+111%	+24%
Time Warner	80	10%	+35%	-8%

Sources: Value Line, Bloomberg, Scharf Investments. Upside/Downside percentages calculated by identifying the high and low multiple from each year of the company’s trading history and taking their medians. Data as of 3/31/2018.

SCHARF FUNDS

While the table above illustrates just four companies, we have constructed each of the Fund’s portfolios with businesses meeting these criteria.  With high earnings predictability (percentile ranking of a company’s EPS volatility for the prior 32 quarters), double-digit earnings growth and strong favorability, the median company in the Scharf Fund, for example, compares quite favorably with the passive S&P 500.

Sources: Value Line, Bloomberg, Scharf Investments. Excludes stocks not covered by Value Line. Data as of 3/31/2018.
CAGR = Compound Annual Growth Rate

The value of these businesses might differ greatly from their market value in the short term, but as long as the businesses continue to thrive, we believe that market value will eventually follow.  We look to buy businesses that we would want to own for the long term.  The average company in the Scharf Fund has been in business for 70 years and has withstood many market ups and downs.

IN CLOSING

For over 30 years, Scharf Investments, LLC has operated as an independent, employee-owned firm dedicated to providing the highest quality investment management services.  During this time, the firm has established a track record based on a disciplined investment approach.  That approach continues today with the Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund.

One of our core beliefs has always been that our personal interests should be aligned with those of our clients.  As such, every member of our investment committee is invested alongside our clients.  On a personal level, as the first and one of the largest individual shareholders in each of the Funds, my family has a significant interest in the Funds’ success.  As a shareholder, I hope you take comfort in the knowledge that having our own money invested alongside yours will be a powerful motivator to sharpen our focus.

SCHARF FUNDS

We thank you for the trust and confidence you have placed in us.  We welcome your comments and questions.

Brian Krawez
President and Portfolio Manager

Active investing has higher management fees because of the manager’s increased level of involvement while passive investing has lower management and operating fees. Investing in both actively and passively managed mutual funds involves risk and principal loss is possible. Both actively and passively managed mutual funds generally have daily liquidity. There are no guarantees regarding the performance of actively and passively managed mutual funds. Actively managed mutual funds may have higher portfolio turnover than passively managed funds. Excessive turnover can limit returns and can incur capital gains.

Mutual fund investing involves risk.  Principal loss is possible.  The Scharf Alpha Opportunity Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to volatility than a diversified fund.  Diversification does not assure a profit, nor does it protect against a loss in a declining market.  The Funds may invest in securities representing equity or debt.  These securities may be issued by small- and medium-sized companies, which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks, and differences in accounting methods.  These risks are greater for emerging markets.  The Funds may invest in exchange-traded funds (“ETFs”) or mutual funds, the risks of owning either generally reflecting the risks of owning the underlying securities held by the ETF or mutual fund.  The Funds follow an investment style that favors relatively low valuations.  Investment in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Scharf Alpha Opportunity Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Scharf Alpha Opportunity Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs.

Forward earnings and EPS Growth are not measures of the Funds’ future performance.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Lipper Balanced Funds Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both equities and bonds.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government related and corporate securities.

MSCI All Country World Index (Net) is a broad measure of stock performance throughout the world, with the exception of U.S. based companies.

The HFRX Equity Hedge Index encompasses various equity hedge strategies, also known as long/short equity, that combine core long holdings of equities with short sales of stock, stock indices, related derivatives, or other financial instruments related to the equity markets.

SCHARF FUNDS

The S&P 500 Growth Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong growth characteristics.

The S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics.

You cannot invest directly in an index.

Earnings Per Share (“EPS”) is the portion of a company’s profit allocated to each outstanding share of common stock and serves as an indicator of a company’s profitability.

Price to Earnings Ratio (“P/E”) is a valuation ratio of a company’s current share price compared to its per-share earnings.  Upside to historical median P/E and downside to historical median P/E are terms used to describe the adviser’s estimated reward and risk of an individual security.

Earnings Growth is the percentage change in a firm’s earnings per share (“EPS”) over a specific period of time.

Value Line is an independent investment research and financial publishing firm.

The information provided herein represents the opinion of the Funds’ manager, is subject to change at any time, is not guaranteed and should not be considered investment advice.

The Funds’ holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

The Scharf Funds are distributed by Quasar Distributors, LLC.

SCHARF FUNDS

EXPENSE EXAMPLES at March 31, 2018 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. The Scharf Fund, Scharf Balanced Opportunity Fund, Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund are no-load mutual funds. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Scharf Fund Institutional and Retail Classes, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund at the beginning of the period and held for the entire period (10/1/17-3/31/18). The Scharf Fund R6 Class Examples are based on an investment of $1,000 invested at inception on January 29, 2018 and held through March 31, 2018.

Actual Expenses
The first line of each table below provides information about actual account values and actual expenses, with actual net expenses being limited per the Funds’ operating expenses limitation agreement.  Effective January 28, 2018, the actual net expenses are being limited to 0.99%, 1.24%, and 0.89% for the Scharf Fund Institutional Class, Retail Class, and R6 Class, respectively, and 0.70% for the Scharf Global Opportunity Fund. Prior to January 28, 2018, the Scharf Fund’s actual net expenses for the Institutional Class and Retail Class were limited to 1.09% and 1.34%, respectively, and 0.65% for the Scharf Global Opportunity Fund. Actual net expenses are being limited to 0.98% and 1.23% for the Scharf Balanced Opportunity Fund Institutional Class and Retail Class, respectively, and 1.00% for the Scharf Alpha Opportunity Fund.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the

SCHARF FUNDS

EXPENSE EXAMPLES at March 31, 2018 (Unaudited), Continued

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period^	Expense
Scharf Fund	10/1/17	3/31/18	10/1/17-3/31/18	Ratio^

Institutional Class
Actual	$1,000.00	$1,008.20	$5.16	1.03%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.80	$5.19	1.03%

Retail Class
Actual	$1,000.00	$1,007.00	$6.50	1.30%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.45	$6.54	1.30%

R6 Class
Actual	$1,000.00	$ 919.10	$2.73	0.57%
Hypothetical (5% return
before expenses)	$1,000.00	$1,005.51	$2.85	0.57%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Balanced	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/17	3/31/18	10/1/17-3/31/18	Ratio*

Institutional Class
Actual	$1,000.00	$1,005.90	$4.80	0.96%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.14	$4.84	0.96%

Retail Class
Actual	$1,000.00	$1,004.20	$6.15	1.23%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.80	$6.19	1.23%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Global	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/17	3/31/18	10/1/17-3/31/18	Ratio*

Retail Class
Actual	$1,000.00	$1,020.50	$2.97	0.59%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.99	$2.97	0.59%

SCHARF FUNDS

EXPENSE EXAMPLES at March 31, 2018 (Unaudited), Continued

	Beginning	Ending	Expenses Paid	Annualized
Scharf Alpha	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/17	3/31/18	10/1/17-3/31/18	Ratio*

Retail Class
Actual(1)	$1,000.00	$ 981.80	$9.44	1.91%
Hypothetical (5% return
before expenses)(1)	$1,000.00	$1,015.41	$9.60	1.91%

(1)	Excluding interest expense and dividends on short positions, your actual expenses would be $4.83 and your hypothetical expenses would be $4.93.
^
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by the days in most recent fiscal half-year/365 days to reflect the one-half year expense.  The most recent fiscal half year included 182 days for the Institutional Class and Retail Class, and 61 days for the R6 Class which commenced operations on January 29, 2018.

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

SCHARF FUNDS

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHARF BALANCED OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHARF GLOBAL OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHARF Alpha OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total long investments.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Shares	COMMON STOCKS – 85.54%	Value

	Auto Components – 2.61%
594,535	Gentex Corp.	$13,686,196

	Chemicals – 3.40%
45,380	Sherwin-Williams Co.	17,794,406

	Communications Equipment – 2.58%
128,355	Motorola Solutions, Inc.	13,515,781

	Diversified Financial Services – 3.97%
104,055	Berkshire Hathaway, Inc. – Class B (a)	20,756,891

	Food & Staples Retailing – 6.61%
208,650	CVS Health Corp.	12,980,116
330,666	Walgreens Boots Alliance, Inc.	21,648,703
		34,628,819

	Food Products – 3.14%
166,330	Hershey Co.	16,460,017

	Health Care Providers & Services – 2.91%
107,995	McKesson Corp.	15,213,256

	Health Care Technology – 1.61%
145,052	Cerner Corp. (a)	8,413,016

	Hotels, Restaurants & Leisure – 7.64%
179,800	Sodexo SA (b)	18,119,157
377,594	Starbucks Corp.	21,858,917
		39,978,074

	Insurance – 4.80%
179,090	Aon plc	25,131,700

	Internet & Direct Marketing Retail – 3.51%
8,840	Booking Holdings, Inc. (a)	18,390,648

	IT Services – 3.83%
248,980	Cognizant Technology Solutions Corp. – Class A	20,042,890

	Media – 10.50%
639,805	Comcast Corp. – Class A	21,862,137
20,000	Liberty Media Corp. – SiriusXM (a)	817,000
238,395	Time Warner, Inc.	22,547,399
97,070	Walt Disney Co.	9,749,711
		54,976,247

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares	COMMON STOCKS – 85.54%, Continued	Value

	Pharmaceuticals – 4.42%
95,540	Allergan plc	$16,078,426
87,129	Novartis AG – ADR	7,044,380
		23,122,806

	Road & Rail – 2.29%
109,225	Kansas City Southern	11,998,366

	Software – 13.90%
300,730	CDK Global, Inc.	19,048,238
310,370	Microsoft Corp.	28,327,470
554,720	Oracle Corp.	25,378,440
		72,754,148

	Specialty Retail – 5.84%
174,895	Advance Auto Parts, Inc.	20,733,802
257,710	L Brands, Inc.	9,847,099
		30,580,901

	Technology Hardware,
	Storage & Peripherals – 1.98%
61,780	Apple, Inc.	10,365,448
	TOTAL COMMON STOCKS
	(Cost $397,030,449)	447,809,610

	PREFERRED STOCK – 2.28%

	Semiconductors &
	Semiconductor Equipment – 2.28%
6,285	Samsung Electronics Co., Ltd. (b)	11,940,262
	TOTAL PREFERRED STOCK
	(Cost $5,134,458)	11,940,262

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS – 12.05%	Value

	Money Market Fund – 2.75%
14,388,945	First American Treasury Obligations
	Fund, Class Z, 1.51% (c)	$14,388,945
	TOTAL MONEY MARKET FUND
	(Cost $14,388,945)	14,388,945

Principal
Amount

	U.S. Treasury Bills – 9.30%
$25,650,000	1.67%, 6/21/18 (d)	25,553,884
23,300,000	1.78%, 8/2/18 (d)	23,158,375
	TOTAL U.S. TREASURY BILLS
	(Cost $48,711,297)	48,712,259
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $63,100,242)	63,101,204
	Total Investments in Securities
	(Cost $465,265,149) – 99.87%	522,851,076
	Other Assets in Excess of Liabilities – 0.13%	658,713
	TOTAL NET ASSETS – 100.00%	$523,509,789

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2018.
(d)	Rate shown is the discount rate at March 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Shares	COMMON STOCKS – 58.98%	Value

	Auto Components – 1.79%
45,248	Gentex Corp.	$1,041,609

	Capital Markets – 0.46%
6,758	Oaktree Cap Group, LLC	267,617

	Chemicals – 2.33%
3,452	Sherwin-Williams Co.	1,353,598

	Communications Equipment – 1.76%
9,715	Motorola Solutions, Inc.	1,022,989

	Diversified Financial Services – 2.71%
7,904	Berkshire Hathaway, Inc. – Class B (a)	1,576,690

	Food & Staples Retailing – 4.51%
15,788	CVS Health Corp.	982,172
25,015	Walgreens Boots Alliance, Inc.	1,637,732
		2,619,904

	Food Products – 2.19%
12,854	Hershey Co.	1,272,032

	Health Care Providers & Services – 1.97%
8,111	McKesson Corp.	1,142,597

	Health Care Technology – 0.91%
9,135	Cerner Corp. (a)	529,830

	Hotels, Restaurants & Leisure – 5.30%
13,725	Sodexo SA (b)	1,383,122
29,331	Starbucks Corp.	1,697,972
		3,081,094

	Insurance – 3.26%
13,520	Aon plc	1,897,262

	Internet & Direct Marketing Retail – 2.44%
683	Booking Holdings, Inc. (a)	1,420,906

	IT Services – 2.66%
19,242	Cognizant Technology Solutions Corp. – Class A	1,548,981

	Media – 7.21%
49,703	Comcast Corp. – Class A	1,698,352
18,323	Time Warner, Inc.	1,732,989

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares	COMMON STOCKS – 58.98%, Continued	Value

	Media – 7.21%, Continued
7,557	Walt Disney Co.	$759,025
		4,190,366

	Pharmaceuticals – 2.96%
7,152	Allergan plc	1,203,610
6,431	Novartis AG – ADR	519,946
		1,723,556

	Road & Rail – 1.55%
8,196	Kansas City Southern	900,331

	Software – 9.53%
22,628	CDK Global, Inc.	1,433,257
23,693	Microsoft Corp.	2,162,460
42,517	Oracle Corp.	1,945,153
		5,540,870

	Specialty Retail – 4.04%
13,217	Advance Auto Parts, Inc.	1,566,875
20,541	L Brands, Inc.	784,872
		2,351,747

	Technology Hardware,
	Storage & Peripherals – 1.40%
4,835	Apple, Inc.	811,216
	TOTAL COMMON STOCKS
	(Cost $29,344,091)	34,293,195

	PREFERRED STOCKS – 6.27%

	Closed-End Fund – 3.72%
42,653	GDL Fund – Series C (a)	2,160,374

	Semiconductors &
	Semiconductor Equipment – 2.55%
782	Samsung Electronics Co., Ltd. (b)	1,485,646
	TOTAL PREFERRED STOCKS
	(Cost $2,780,145)	3,646,020

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Principal
Amount	CORPORATE BONDS – 8.73%	Value

	Communications Equipment – 0.69%
	Motorola Solutions, Inc.
$400,000	3.50%, 9/1/2021	$401,564

	Computer and Electronic
	Product Manufacturing – 0.17%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	97,411

	Consumer Finance – 0.27%
	American Express Credit Corp.
62,000	1.875%, 11/5/2018	61,749
	American Express Co.
100,000	1.55%, 5/22/2018	99,856
		161,605

	Diversified Telecommunication Services – 0.46%
	AT&T, Inc.
137,000	2.375%, 11/27/2018	136,960
130,000	5.80%, 2/15/2019	133,319
		270,279

	Food & Staples Retailing – 0.14%
	Walgreens Boots Alliance, Inc.
82,000	2.70%, 11/18/2019	81,633

	Health Care Equipment & Supplies – 0.01%
	Abbott Laboratories
6,000	2.35%, 11/22/2019	5,951

	Health Care Providers & Services – 0.06%
	Express Scripts Holding Co.
34,000	2.25%, 6/15/2019	33,800

	Insurance – 0.06%
	American International Group, Inc.
34,000	2.30%, 7/16/2019	33,695

	Media – 0.02%
	Viacom, Inc.
11,000	2.75%, 12/15/2019	10,905

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Principal
Amount	CORPORATE BONDS – 8.73%, Continued	Value

	Multiline Retail – 0.08%
	Dollar General Corp.
$45,000	1.875%, 4/15/2018	$44,981

	Petroleum and Coal
	Products Manufacturing – 2.78%
	Murphy Oil USA, Inc.
1,022,000	6.00%, 8/15/2023	1,056,493
557,000	5.625%, 5/1/2027	560,481
		1,616,974

	Rail Transportation – 0.28%
	Canadian Pacific Railway Co.
160,000	6.50%, 5/15/2018	160,742

	Securities and Commodity Contracts
	Intermediation and Brokerage – 3.31%
	Goldman Sachs Group, Inc.
2,281,000	4.00%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	1,923,453

	Specialty Retail – 0.36%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	52,337
	L Brands, Inc.
56,000	7.00%, 5/1/2020	59,756
90,000	6.625%, 4/1/2021	96,075
		208,168

	Technology Hardware,
	Storage & Peripherals – 0.04%
	HP, Inc.
25,000	2.75%, 1/14/2019	25,003
	TOTAL CORPORATE BONDS
	(Cost $4,802,010)	5,076,164

	MUNICIPAL BONDS – 6.50%
	California Health Facilities Financing Authority,
	Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,240

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Principal
Amount	MUNICIPAL BONDS – 6.50%, Continued	Value
	California Health Facilities Financing Authority,
	Revenue Bonds, Persons with
	Developmental Disabilities
$80,000	7.11%, 2/1/2021, Series 2011B	$86,149
145,000	7.875%, 2/1/2026, Series 2011B	160,835
	California State, General Obligation,
	Highway Safety, Traffic Reduction,
	Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	100,925
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	131,900
405,000	5.60%, 11/1/2020	436,067
745,000	6.65%, 3/1/2022, Series 2010	830,429
980,000	7.95%, 3/1/2036, Series 2010	1,073,463
	Commonwealth of Massachusetts,
	Build America Bonds
205,000	4.20%, 12/1/2021	213,721
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	38,425
15,000	4.988%, 4/1/2039	16,517
	State of Connecticut, Build America Bonds
100,000	4.807%, 4/1/2022	103,765
240,000	5.20%, 12/1/2022	259,771
25,000	5.30%, 12/1/2023	27,353
10,000	5.027%, 4/1/2024	10,387
	State of Florida, Build America Bonds
10,000	4.65%, 6/1/2020	10,272
	State of Georgia, Build America Bonds
5,000	4.503%, 11/1/2025	5,280
	State of Georgia, Economic Development Bonds
10,000	3.24%, 10/1/2020	10,178
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	16,195
	State of Illinois, Build America Bonds
100,000	5.547%, 4/1/2019	102,077
20,000	5.727%, 4/1/2020	20,785

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Principal
Amount	MUNICIPAL BONDS – 6.50%, Continued	Value
	State of Maryland, Build America Bonds
$10,000	4.10%, 3/1/2020	$10,324
20,000	4.20%, 3/1/2021	20,991
5,000	4.55%, 8/15/2024	5,147
	State of Michigan, General Obligation,
	School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	44,397
	State of Ohio, Build America Bonds
35,000	4.621%, 4/1/2020	36,360
	TOTAL MUNICIPAL BONDS
	(Cost $3,898,361)	3,781,953

	U.S. TREASURY NOTE – 2.12%
	U.S. Treasury Note – 2.12%
1,245,000	1.50%, 11/30/2019	1,229,827
	TOTAL U.S. TREASURY NOTE
	(Cost $1,239,392)	1,229,827

Shares	SHORT-TERM INVESTMENTS – 17.12%
	Money Market Fund – 12.44%
7,228,383	First American Treasury Obligations
	Fund, Class Z, 1.51% (d)	7,228,383
	TOTAL MONEY MARKET FUND
	(Cost $7,228,383)	7,228,383

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Principal
Amount	SHORT-TERM INVESTMENTS – 17.12%, Continued	Value
	U.S. Treasury Bills – 4.68%
$675,000	1.53%, 4/26/18 (e)	$674,284
685,000	1.62%, 5/24/18 (e)	683,372
685,000	1.67%, 6/21/18 (e)	682,433
695,000	1.97%, 2/28/19 (e)	682,326
	TOTAL U.S. TREASURY BILLS
	(Cost $2,723,886)	2,722,415
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,952,269)	9,950,798
	Total Investments in Securities
	(Cost $52,016,268) – 99.72%	57,977,957
	Other Assets in Excess of Liabilities – 0.28%	162,633
	TOTAL NET ASSETS – 100.00%	$58,140,590

ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2018.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2018.
(e)	Rate shown is the discount rate at March 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Shares	COMMON STOCKS – 90.46%	Value

	Airlines – 1.97%
5,100	Ryanair Holdings plc – ADR (a)	$626,535

	Auto Components – 3.30%
42,230	Gentex Corp.	972,135
11,208	Nexen Corp. (b)	74,762
		1,046,897

	Automobiles – 0.48%
4,600	Subaru Corp. (b)	150,833

	Chemicals – 3.99%
3,231	Sherwin-Williams Co.	1,266,940

	Diversified Financial Services – 3.33%
5,306	Berkshire Hathaway, Inc. – Class B (a)	1,058,441

	Food & Staples Retailing – 7.88%
19,270	CVS Health Corp.	1,198,787
19,905	Walgreens Boots Alliance, Inc.	1,303,180
		2,501,967

	Food Products – 3.58%
8,210	Hershey Co.	812,462
4,105	Nestle SA – ADR	324,500
		1,136,962

	Health Care Providers & Services – 3.19%
980	Aetna, Inc.	165,620
6,007	McKesson Corp.	846,206
		1,011,826

	Hotels, Restaurants & Leisure – 5.27%
30,500	Compass Group plc	622,829
10,410	Sodexo SA (b)	1,049,057
		1,671,886

	Household Durables – 1.05%
6,865	Sony Corp. – ADR	331,854

	Insurance – 5.27%
86,900	AIA Group Ltd. (b)	735,225
6,693	Aon plc	939,229
		1,674,454

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares	COMMON STOCKS – 90.46%, Continued	Value

	Internet & Direct Marketing Retail – 2.98%
455	Booking Holdings, Inc. (a)	$946,577

	IT Services – 2.95%
11,645	Cognizant Technology Solutions Corp. – Class A	937,422

	Media – 15.16%
36,340	Comcast Corp. – Class A	1,241,738
30,515	Liberty Media Corp. – SiriusXM (a)	1,246,538
18,330	Time Warner, Inc.	1,733,651
5,890	Walt Disney Co.	591,592
		4,813,519

	Personal Products – 1.08%
4,560	Kao Corp. – ADR (a)	343,892

	Pharmaceuticals – 5.94%
8,411	Allergan plc	1,415,487
5,840	Novartis AG – ADR	472,164
		1,887,651

	Road & Rail – 2.68%
7,760	Kansas City Southern	852,436

	Software – 11.94%
19,540	CDK Global, Inc.	1,237,663
13,880	Microsoft Corp.	1,266,828
28,145	Oracle Corp.	1,287,634
		3,792,125

	Specialty Retail – 5.92%
11,330	Advance Auto Parts, Inc.	1,343,172
14,015	L Brands, Inc.	535,513
		1,878,685

	Wireless Telecommunication Services – 2.50%
21,225	SoftBank Corp. – ADR (a)	793,708
	TOTAL COMMON STOCKS
	(Cost $27,142,261)	28,724,610

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares	PREFERRED STOCKS – 5.85%	Value

	Auto Components – 0.48%
14,157	Nexen Corp. (b)	$61,362
19,043	Nexen Tire Corp. (b)	89,685
		151,047

	Capital Markets – 0.24%
2,000	Korea Investment Holdings Co., Ltd. (b)	76,649

	Containers & Packaging – 0.04%
5,450	NPC (b)	12,987

	Personal Products – 0.51%
2,269	AMOREPACIFIC Group (b)	114,312
75	LG Household & Health Care Ltd. (b)	49,395
		163,707

	Semiconductors &
	Semiconductor Equipment – 4.58%
765	Samsung Electronics Co., Ltd. (b)	1,453,350
	TOTAL PREFERRED STOCKS
	(Cost $1,144,592)	1,857,740

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares	MONEY MARKET FUND – 4.66%	Value
1,478,624	First American Treasury Obligations
	Fund, Class Z, 1.51% (c)	$1,478,624
	TOTAL MONEY MARKET FUND
	(Cost $1,478,624)	1,478,624
	Total Investments in Securities
	(Cost $29,765,477) – 100.97%	32,060,974
	Liabilities in Excess of Other Assets – (0.97)%	(307,772)
	TOTAL NET ASSETS – 100.00%	$31,753,202

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY ALLOCATION
Country	% of Net Assets
United States	76.7%
Republic of Korea	6.1%
Japan	5.1%
France	3.3%
Switzerland	2.5%
Hong Kong	2.3%
United Kingdom	2.0%
Ireland	2.0%
100.0%

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited)

Shares	COMMON STOCKS – 93.75%	Value

	Airlines – 1.12%
1,935	Ryanair Holdings plc – ADR (a)	$237,715

	Auto Components – 3.43%
31,515	Gentex Corp. (d)	725,475

	Chemicals – 3.97%
2,140	Sherwin-Williams Co. (d)	839,137

	Communications Equipment – 3.00%
6,015	Motorola Solutions, Inc. (d)	633,380

	Diversified Financial Services – 3.89%
4,129	Berkshire Hathaway, Inc. – Class B (a) (d)	823,653

	Food & Staples Retailing – 6.66%
8,946	CVS Health Corp. (d)	556,531
13,006	Walgreens Boots Alliance, Inc. (d)	851,503
		1,408,034

	Food Products – 3.62%
7,745	Hershey Co.	766,445

	Health Care Providers & Services – 2.66%
3,993	McKesson Corp. (d)	562,494

	Hotels, Restaurants & Leisure – 9.71%
22,530	Compass Group plc (b)	460,077
7,230	Sodexo SA (b)	728,596
14,934	Starbucks Corp.	864,528
		2,053,201

	Insurance – 4.06%
6,122	Aon plc (d)	859,100

	Internet & Direct Marketing Retail – 3.93%
400	Booking Holdings, Inc. (a) (d)	832,156

	IT Services – 3.76%
9,870	Cognizant Technology Solutions Corp. – Class A (d)	794,535

	Media – 12.82%
26,435	Comcast Corp. – Class A (d)	903,284
7,500	Liberty Media Corp. – SiriusXM (a)	306,375

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares	COMMON STOCKS – 93.75%, Continued	Value

	Media – 12.82%, Continued
11,520	Time Warner, Inc.	$1,089,562
4,110	Walt Disney Co.	412,808
		2,712,029

	Pharmaceuticals – 5.71%
4,870	Allergan plc (d)	819,572
4,810	Novartis AG – ADR (d)	388,889
		1,208,461

	Road & Rail – 3.02%
5,815	Kansas City Southern (d)	638,778

	Software – 13.79%
11,937	CDK Global, Inc.	756,090
12,530	Microsoft Corp. (d)	1,143,612
22,220	Oracle Corp. (d)	1,016,565
		2,916,267

	Specialty Retail – 6.09%
7,584	Advance Auto Parts, Inc. (d)	899,083
10,175	L Brands, Inc. (d)	388,787
		1,287,870

	Technology Hardware,
	Storage & Peripherals – 2.51%
2,307	Apple, Inc. (d)	387,068
126	Samsung Electronics Co., Ltd. (b)	144,396
		531,464
	TOTAL COMMON STOCKS
	(Cost $18,388,197)	19,830,194

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2018 (Unaudited), Continued

Shares	MONEY MARKET FUND – 2.66%	Value
563,579	First American Treasury Obligations
	Fund, Class Z, 1.51% (c)	$563,579
	TOTAL MONEY MARKET FUND
	(Cost $563,579)	563,579
	Total Investments in Securities
	(Cost $18,951,776) – 96.41%	20,393,773
	Other Assets in Excess of Liabilities – 3.59%	758,863
	TOTAL NET ASSETS – 100.00%	$21,152,636

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2018.
(d)	All or a portion of the security has been segregated for open short positions.

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2018 (Unaudited)
Shares	EXCHANGE-TRADED FUND – 52.75%	Value
42,400	SPDR S&P 500 ETF Trust	$11,157,560
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $9,319,461)	$11,157,560

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2018 (Unaudited)

		Scharf Balanced
	Scharf Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$465,265,149 and $52,016,268, respectively)	$522,851,076	$57,977,957
Cash	31	—
Receivables:
Investments sold	5,364,274	206,111
Fund shares issued	296,437	40,713
Dividends and interest	661,705	165,748
Dividend tax reclaim	166,726	15,000
Prepaid expenses	42,247	19,363
Total assets	529,382,496	58,424,892

LIABILITIES
Payables:
Investments purchased	1,912,539	189,185
Fund shares redeemed	3,150,876	6,834
Advisory fees	361,096	27,419
Shareholder servicing fees	228,738	7,379
Administration and fund accounting fees	109,072	22,311
Audit fees	10,675	10,675
12b-1 distribution fees	52,473	4,851
Custody fees	13,821	4,382
Transfer agent fees and expenses	19,251	6,287
Shareholder reporting	5,491	1,478
Chief Compliance Officer fee	2,238	2,238
Legal fees	1,675	1,096
Trustee fees and expenses	608	167
Accrued other expenses	4,154	—
Total liabilities	5,872,707	284,302
NET ASSETS	$523,509,789	$58,140,590

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2018 (Unaudited), Continued

		Scharf Balanced
	Scharf Fund	Opportunity Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$444,027,925	$50,590,960
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	10,268,292	1,592,352
Net asset value, offering and redemption price per share	$43.24	$31.77
Retail Shares
Net assets applicable to shares outstanding	$79,481,772	$7,549,630
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	1,845,846	238,274
Net asset value, offering and redemption price per share	$43.06	$31.68
R6 Shares
Net assets applicable to shares outstanding	$92	—
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	2	—
Net asset value, offering and redemption price per share	$43.27	—

COMPOSITION OF NET ASSETS
Paid-in capital	$436,054,606	$49,548,918
Undistributed net investment income	1,493,816	309,435
Accumulated net realized gain from
investments and foreign currency	28,373,784	2,320,238
Net unrealized appreciation on:
Investments	57,585,927	5,961,689
Foreign currency	1,656	310
Net assets	$523,509,789	$58,140,590

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2018 (Unaudited)

	Scharf Global	Scharf Alpha
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$29,765,477 and $18,951,776, respectively)	$32,060,974	$20,393,773
Deposits at broker for short securities	—	11,948,611
Receivables:
Investments sold	474,110	442,398
Fund shares issued	18,128	—
Dividends and interest	54,254	20,994
Dividend tax reclaim	10,706	5,708
Due from Adviser (Note 4)	3,191	329
Prepaid expenses	14,763	17,013
Total assets	32,636,126	32,828,826

LIABILITIES
Securities sold short (proceeds $0
and $9,319,461, respectively)	—	11,157,560
Payables:
Investments purchased	797,958	399,266
Dividends on short positions	—	45,944
Shareholder servicing fees	4,422	3,614
Administration and fund accounting fees	14,244	13,933
Audit fees	10,707	10,707
12b-1 distribution fees	42,946	32,496
Custody fees	4,730	5,113
Transfer agent fees and expenses	3,489	3,398
Shareholder reporting	1,050	772
Chief Compliance Officer fee	2,238	2,238
Legal fees	999	1,006
Trustee fees and expenses	136	143
Accrued other expenses	5	—
Total liabilities	882,924	11,676,190
NET ASSETS	$31,753,202	$21,152,636

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2018 (Unaudited), Continued

	Scharf Global	Scharf Alpha
	Opportunity Fund	Opportunity Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Retail Shares
Net assets applicable to shares outstanding	$31,753,202	$21,152,636
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,110,112	907,980
Net asset value, offering and
redemption price per share	$28.60	$23.30

COMPOSITION OF NET ASSETS
Paid-in capital	$27,068,251	$21,540,704
Undistributed net investment income/(loss)	86,442	(144,185)
Accumulated net realized gain from
investments, foreign currency, securities
sold short and purchased options	2,302,735	152,216
Net unrealized appreciation/(depreciation) on:
Investments	2,295,497	1,441,997
Foreign currency	277	3
Securities sold short	—	(1,838,099)
Net assets	$31,753,202	$21,152,636

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2018 (Unaudited)

		Scharf Balanced
	Scharf Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $127,228 and $13,131, respectively)	$4,176,191	$372,311
Interest	311,773	256,263
Total income	4,487,964	628,574
Expenses
Advisory fees (Note 4)	2,680,577	313,764
Administration and fund accounting fees (Note 4)	209,881	49,034
Shareholder servicing fees – Institutional Class (Note 6)	168,492	21,783
Shareholder servicing fees – Retail Class (Note 6)	39,358	4,150
12b-1 distribution fees – Retail Class (Note 5)	104,125	10,376
Custody fees (Note 4)	35,050	11,404
Transfer agent fees and expenses (Note 4)	29,568	12,008
Registration fees	18,868	15,955
Audit fees	10,675	10,675
Miscellaneous expenses	10,070	3,108
Trustee fees and expenses	9,039	6,043
Reports to shareholders	7,770	1,089
Insurance expense	4,802	1,254
Chief Compliance Officer fee (Note 4)	4,488	4,488
Legal fees	3,334	2,148
Total expenses	3,336,097	467,279
Less: advisory fee waiver (Note 4)	(341,949)	(152,069)
Net expenses	2,994,148	315,210
Net investment income	1,493,816	313,364

REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	30,052,605	2,394,657
Foreign currency	8,015	(1,083)
Net change in unrealized appreciation/(depreciation) on:
Investments	(25,657,919)	(2,258,473)
Foreign currency	1,104	505
Net realized and unrealized gain on
investments and foreign currency	4,403,805	135,606
Net Increase in Net Assets
Resulting from Operations	$5,897,621	$448,970

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2018 (Unaudited)

	Scharf Global	Scharf Alpha
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $15,384 and $2,387, respectively)	$234,852	$186,432
Interest	3,678	6,459
Total income	238,530	192,891
Expenses
Advisory fees (Note 4)	154,529	116,002
12b-1 distribution fees – Retail Class (Note 5)	30,632	24,341
Administration and fund accounting fees (Note 4)	26,956	25,977
Custody fees (Note 4)	12,564	10,550
Shareholder servicing fees – Retail Class (Note 6)	12,511	8,119
Registration fees	9,915	9,767
Audit fees	9,207	9,206
Transfer agent fees and expenses (Note 4)	6,496	6,654
Trustee fees and expenses	5,825	5,796
Chief Compliance Officer fee (Note 4)	4,488	4,488
Miscellaneous expenses	3,776	1,252
Legal fees	2,180	2,174
Interest expense	—	1,067
Insurance expense	998	1,268
Reports to shareholders	703	642
Total expenses before dividends on
short positions	280,780	227,303
Dividends on short positions	—	114,612
Total expenses before advisory fee waiver
and expense reimbursement	280,780	341,915
Less: advisory fee waiver and
expense reimbursement (Note 4)	(188,014)	(118,680)
Net expenses	92,766	223,235
Net investment income/(loss)	145,764	(30,344)

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS, FOREIGN CURRENCY,
SECURITIES SOLD SHORT AND PURCHASED OPTIONS
Net realized gain/(loss) on:
Investments	1,797,484	1,551,366
Foreign currency	(289)	—
Securities sold short	—	(1,301,949)
Purchased options	(89,226)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,288,086)	(1,149,227)
Foreign currency	162	(4)
Securities sold short	—	503,986
Purchased options	17,780	—
Net realized and unrealized gain/(loss) on
investments, foreign currency,
securities sold short and purchased options	437,825	(395,828)
Net Increase/(Decrease) in
Net Assets Resulting from Operations	$583,589	$(426,172)

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,493,816	$1,062,386
Net realized gain from:
Investments	30,052,605	14,918,138
Foreign currency	8,015	7,932
Capital gain distributions from
regulated investment companies	—	382
Net change in unrealized appreciation/(depreciation) on:
Investments	(25,657,919)	33,693,587
Foreign currency	1,104	2,673
Net increase in net assets resulting from operations	5,897,621	49,685,098

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Institutional Class	(891,172)	(836,345)
From net realized gain on investments
Institutional Class Shares	(12,224,746)	—
Retail Class Shares	(2,185,843)	—
Total distributions to shareholders	(15,301,761)	(836,345)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(44,012,677)	(79,145,637)
Total decrease in net assets	(53,416,817)	(30,296,884)

NET ASSETS
Beginning of period	576,926,606	607,223,490
End of period	$523,509,789	$576,926,606
Undistributed net investment income	$1,493,816	$891,172

The accompanying notes are an integral part of these financial statements.

SCHARF FUND
STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class

	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		September 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	495,691	$22,108,791	2,003,817	$83,841,086
Shares issued on
reinvestments of distributions	294,773	13,070,222	20,558	828,692
Shares redeemed*	(1,596,077)	(71,189,474)	(3,527,496)	(147,136,199)
Net decrease	(805,613)	$(36,010,461)	(1,503,121)	$(62,466,421)
* Net of redemption fees of		$1,394		$2,840

Retail Class
	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		September 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	55,570	$2,480,967	252,962	$10,441,408
Shares issued on
reinvestments of distributions	49,331	2,179,918	—	—
Shares redeemed*	(284,128)	(12,663,201)	(665,882)	(27,120,624)
Net decrease	(179,227)	$(8,002,316)	(412,920)	$(16,679,216)
* Net of redemption fees of		$65		$4,350

R6 Class
	January 29, 2018*
	to
	March 31, 2018
	(Unaudited)
	Shares	Paid-in Capital
Shares sold	2	$100
Net increase	2	$100

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$313,364	$298,034
Net realized gain/(loss) from:
Investments	2,394,657	1,219,401
Foreign currency	(1,083)	1,043
Capital gain distributions from
regulated investment companies	—	96
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,258,473)	2,866,990
Foreign currency	505	169
Net increase in net assets resulting from operations	448,970	4,385,733

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Institutional Class	(124,082)	(365,561)
Retail Class	—	(48,151)
From net realized gain on investments
Institutional Class	(1,060,457)	(384,621)
Retail Class	(164,551)	(59,741)
Total distributions to shareholders	(1,349,090)	(858,074)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(10,017,859)	5,055,728
Total increase/(decrease) in net assets	(10,917,979)	8,583,387

NET ASSETS
Beginning of period	69,058,569	60,475,182
End of period	$58,140,590	$69,058,569
Undistributed net investment income	$309,435	$120,153

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class
	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		September 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	103,044	$3,351,188	296,792	$9,224,277
Shares issued on
reinvestments of distributions	36,628	1,184,198	24,887	745,357
Shares redeemed*	(408,376)	(13,211,219)	(208,501)	(6,469,050)
Net increase/(decrease)	(268,704)	$(8,675,833)	113,178	$3,500,584
* Net of redemption fees of		$—		$4

Retail Class
	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		September 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,219	$103,049	82,197	$2,533,898
Shares issued on
reinvestments of distributions	5,099	164,551	3,607	107,892
Shares redeemed	(49,841)	(1,609,626)	(34,900)	(1,086,646)
Net increase/(decrease)	(41,523)	$(1,342,026)	50,904	$1,555,144

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$145,764	$183,836
Net realized gain/(loss) from:
Investments	1,797,484	1,302,134
Foreign currency	(289)	(43)
Purchased options	(89,226)	—
Capital gain distributions from regulated
investment companies	—	2
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,288,086)	1,790,187
Foreign currency	162	85
Purchased options	17,780	(17,780)
Net increase in net assets resulting from operations	583,589	3,258,421

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(205,367)	(145,384)
From net realized gain on investments	(1,606,064)	(204,780)
Total distributions to shareholders	(1,811,431)	(350,164)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	2,673,899	(45,307)
Total increase in net assets	1,446,057	2,862,950

NET ASSETS
Beginning of period	30,307,145	27,444,195
End of period	$31,753,202	$30,307,145
Undistributed net investment income	$86,442	$146,045

(a)	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		September 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	139,347	$4,111,301	131,041	$3,726,714
Shares issued on
reinvestments of distributions	61,634	1,811,431	13,279	350,163
Shares redeemed*	(109,351)	(3,248,833)	(146,452)	(4,122,184)
Net increase/(decrease)	91,630	$2,673,899	(2,132)	$(45,307)
* Net of redemption fees of		$—		$92

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(30,344)	$(196,124)
Net realized gain/(loss) from:
Investments	1,551,366	587,909
Foreign currency	—	14
Securities sold short	(1,301,949)	(565,375)
Purchased options	—	(23,424)
Capital gain distributions from
regulated investment companies	—	3
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,149,227)	1,625,541
Foreign currency	(4)	3
Securities sold short	503,986	(1,631,671)
Purchased options	—	5,833
Net decrease in net assets
resulting from operations	(426,172)	(197,291)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	(463,472)	(106,305)
Total distributions to shareholders	(463,472)	(106,305)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(3,087,115)	412,267
Total increase/(decrease) in net assets	(3,976,759)	108,671

NET ASSETS
Beginning of period	25,129,395	25,020,724
End of period	$21,152,636	$25,129,395
Undistributed net investment loss	$(144,185)	$(113,841)

(a)	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2018		Year Ended
	(Unaudited)		September 30, 2017
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	51,554	$1,227,243	361,662	$8,699,395
Shares issued on
reinvestments of distributions	16,096	382,590	3,871	91,211
Shares redeemed*	(198,010)	(4,696,948)	(347,538)	(8,378,339)
Net increase/(decrease)	(130,360)	$(3,087,115)	17,995	$412,267
* Net of redemption fees of		$52		$—

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

STATEMENT OF CASH FLOWS For the Six Months Ended March 31, 2018 (Unaudited)

Increase/(decrease) in cash —

Cash flows from operating activities:
Net increase/(decrease) in net assets from operations	$(426,172)
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investment securities	(6,647,613)
Proceeds for sales of investment securities	10,875,630
Proceeds on securities sold short	442,398
Closed short sale transactions	(5,348,289)
Proceeds for short-term investments, net	907,513
Decrease in deposits at broker	3,260,492
Increase in dividends and interest receivable	(6,535)
Increase in receivable for securities sold	(442,398)
Decrease in due from Adviser	1,523
Increase in prepaid expenses and other assets	(9,774)
Increase in payable for securities purchased	399,266
Decrease in payable for dividends on short positions	(29,073)
Decrease in accrued administration fees	(4,059)
Increase in 12b-1 distribution and service fees	3,248
Decrease in compliance fees	(762)
Decrease in custody fees	(269)
Decrease in transfer agent fees and expenses	(928)
Decrease in other accrued expenses	(16,650)
Unrealized depreciation on securities	645,242
Net realized gain on investments	(249,417)
Net cash used in operating activities	3,353,373

Cash flows from financing activities:
Proceeds from shares sold	1,397,243
Payment on shares redeemed	(4,939,506)
Distributions paid in cash	(80,882)
Net cash provided by financing activities	(3,623,145)

Net decrease in cash	(269,772)

Cash:
Beginning balance	269,772
Ending balance	$—

Supplemental information:
Non-cash financing activities not included herein consists of dividend
reinvestment of dividends and distributions	$80,882
Cash paid for interest	$1,067

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value,
beginning of period	$44.08		$40.47	$38.24	$39.00	$32.43	$27.47

Income from
investment operations:
Net investment income^	0.13		0.09	0.06	0.03	0.05	0.05
Net realized and unrealized
gain on investments and
foreign currency	0.26		3.59	3.53	0.60	6.56	5.02
Total from
investment operations	0.39		3.68	3.59	0.63	6.61	5.07

Less distributions:
From net
investment income	(0.09)		(0.07)	(0.02)	(0.03)	(0.02)	(0.07)
From net realized
gain on investments	(1.14)		—	(1.34)	(1.36)	(0.02)	(0.04)
Total distributions	(1.23)		(0.07)	(1.36)	(1.39)	(0.04)	(0.11)
Paid-in capital from
redemption fees^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$43.24		$44.08	$40.47	$38.24	$39.00	$32.43

Total return	0.82	%‡	9.10%	9.52%	1.62%	20.39%	18.55%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$444,028		$488,084	$508,930	$377,974	$188,453	$79,068
Ratio of expenses
to average net assets:
Before fee waivers	1.15	%†	1.20%	1.19%	1.26%	1.30%	1.46%
After fee waivers	1.03	%†~	1.07%	1.05%	1.13%**	1.25%	1.25%
Ratio of net investment
income/(loss) to average
net assets:
Before fee waivers	0.45	%†	0.09%	0.02%	(0.05)%	0.08%	(0.05)%
After fee waivers	0.57	%†	0.22%	0.16%	0.08%	0.13%	0.16%
Portfolio turnover rate	27.30	%‡	21.63%	30.58%	33.85%	31.20%	36.51%

**	Effective January 28, 2015, the adviser contractually agreed to lower the net annual operating expense limit to 1.09%.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
~	Effective January 28, 2018, the adviser contractually agreed to lower the net annual operating expense limit to 0.99%.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	Six Months				January 28,
	Ended				2015*
	March 31,		Year Ended		to
	2018		September 30,		September 30,
	(Unaudited)		2017	2016	2015
Net asset value,
beginning of period	$43.87		$40.32	$38.21	$38.85

Income from
investment operations:
Net investment income/(loss)^	0.07		(0.02)	(0.05)	(0.02)
Net realized and unrealized
gain/(loss) on investments
and foreign currency	0.26		3.57	3.52	(0.62)
Total from investment operations	0.33		3.55	3.47	(0.64)

Less distributions:
From net investment income	—		—	(0.02)	—
From net realized
gain on investments	(1.14)		—	(1.34)	—
Total distributions	(1.14)		—	(1.36)	—
Paid-in capital from
redemption fees^#	0.00		0.00	0.00	0.00
Net asset value, end of period	$43.06		$43.87	$40.32	$38.21

Total return	0.70	%‡	8.80%	9.20%	(1.65	)%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$79,482		$88,843	$98,293	$41,551
Ratio of expenses to
average net assets:
Before fee waivers	1.42	%†	1.47%	1.47%	1.53	%†
After fee waivers	1.30	%†~	1.34%	1.34%	1.34	%†
Ratio of net investment income/(loss)
to average net assets:
Before fee waivers	0.18	%†	(0.17)%	(0.25)%	(0.27	)%†
After fee waivers	0.30	%†	(0.04)%	(0.12)%	(0.08	)%†
Portfolio turnover rate	27.30	%‡	21.63%	30.58%	33.85	%‡**

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
**	Portfolio turnover calculated for the year ended September 30, 2015.
~	Effective January 28, 2018, the adviser contractually agreed to lower the net annual operating expense limit to 1.24%.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

R6 Class

	January 29, 2018*
	to
	March 31, 2018
	(Unaudited)
Net asset value, beginning of period	$47.08

Income from investment operations:
Net investment loss	(0.00	)#
Net realized and unrealized loss on investment and foreign currency	(3.81)
Total from investment operations	(3.81)
Net asset value, end of period	$43.27

Total return	(8.09	)%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$—	~
Ratio of expenses to average net assets:
Before fee waivers	0.57	%†
After fee waivers	0.57	%†
Ratio of net investment income to average net assets:
Before fee waivers	1.27	%†
After fee waivers	1.27	%†
Portfolio turnover rate	27.30	%‡**

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
**	Portfolio turnover calculated for the period ended March 31, 2018.
~	Amount less than $1,000.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months						December 31,
	Ended						2012*
	March 31,						to
	2018		Year Ended September 30,				September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value,
beginning of period	$32.27		$30.60	$29.60	$30.46	$27.16	$24.00

Income from
investment operations:
Net investment income	0.17	^	0.15 ^	0.14 ^	0.08 ^	0.14	0.13	^
Net realized and unrealized
gain on investments
and foreign currency	0.03		1.94	2.08	0.34	3.60	3.03
Total from
investment operations	0.20		2.09	2.22	0.42	3.74	3.16

Less distributions:
From net investment
income	(0.07)		(0.20)	(0.07)	(0.10)	(0.14)	—
From net realized
gain on investments	(0.63)		(0.22)	(1.15)	(1.18)	(0.30)	—
Total distributions	(0.70)		(0.42)	(1.22)	(1.28)	(0.44)	—
Paid-in capital from
redemption fees	—		0.00 ^#	0.00 ^#	0.00 ^#	—	0.00	^#
Net asset value,
end of period	$31.77		$32.27	$30.60	$29.60	$30.46	$27.16

Total return	0.59	%‡	6.94%	7.68%	1.38%	13.93%	13.17	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$50,591		$60,061	$53,485	$47,064	$37,935	$17,693
Ratio of expenses
to average net assets:
Before fee waivers	1.44	%†	1.47%	1.47%	1.45%	1.69%	2.10	%†
After fee waivers	0.96	%†	1.02%**	1.08%	1.20%	1.20%	1.20	%†
Ratio of net investment income/
(loss) to average net assets:
Before fee waivers	0.54	%†	0.04%	0.08%	0.00%	0.13%	(0.22	)%†
After fee waivers	1.02	%†	0.49%	0.47%	0.25%	0.62%	0.68	%†
Portfolio turnover rate	25.18	%‡	30.04%	34.43%	39.09%	36.18%	23.01	%‡

*	Commencement of operations.
**	Effective June 30, 2017, the adviser contractually agreed to lower the net annual operating expense limit to 0.98%.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	Six Months			January 21,
	Ended			2016*
	March 31,		Year Ended	to
	2018		September 30,	September 30,
	(Unaudited)		2017	2016
Net asset value, beginning of period	$32.16		$30.54	$27.68

Income from investment operations:
Net investment income	0.12	^	0.07 ^	0.05	^
Net realized and unrealized gain on
investments and foreign currency	0.03		1.94	2.81
Total from investment operations	0.15		2.01	2.86

Less distributions:
From net investment income	—		(0.17)	—
From net realized gain on investments	(0.63)		(0.22)	—
Total distributions	(0.63)		(0.39)	—
Net asset value, end of period	$31.68		$32.16	$30.54

Total return	0.42	%‡	6.68%	10.33	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$7,550		$8,998	$6,990
Ratio of expenses to average net assets:
Before fee waivers	1.71	%†	1.73%	1.75	%†
After fee waivers	1.23	%†	1.28%~	1.30	%†
Ratio of net investment income/(loss)
to average net assets:
Before fee waivers	0.27	%†	(0.21)%	(0.23	)%†
After fee waivers	0.75	%†	0.24%	0.22	%†
Portfolio turnover rate	25.18	%‡	30.04%	34.43	%‡**

*	Commencement of operations.
~	Effective June 30, 2017, the adviser contractually agreed to lower the net annual operating expense limit to 1.23%.
^	Based on average shares outstanding.
**	Portfolio turnover calculated for the period ended September 30, 2016.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	Six Months				October 14,
	Ended				2014*
	March 31,		Year Ended		to
	2018		September 30,		September 30,
	(Unaudited)		2017	2016	2015
Net asset value,
beginning of period	$29.76		$26.89	$24.87	$24.00

Income from
investment operations:
Net investment income	0.14		0.18 ^	0.16	0.19
Net realized and unrealized
gain on investments, purchased
options and foreign currency	0.52		3.03	3.06	0.71
Total from investment operations	0.66		3.21	3.22	0.90

Less distributions:
From net investment income	(0.21)		(0.14)	(0.20)	(0.03)
From net realized
gain on investments	(1.61)		(0.20)	(1.00)	—
Total distributions	(1.82)		(0.34)	(1.20)	(0.03)
Paid-in capital from
redemption fees	—		0.00 ^#	—	—
Net asset value, end of period	$28.60		$29.76	$26.89	$24.87

Total return	2.05	%‡	12.10%	13.21%	3.75	%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$31,753		$30,307	$27,444	$18,348
Ratio of expenses to average net assets:
Before fee waivers and
expense reimbursement	1.81	%†	1.90%	1.97%	2.36	%†
After fee waivers and
expense reimbursement	0.60	%†~	0.65%	0.55%	0.50	%†
Ratio of net investment income/(loss)
to average net assets:
Before fee waivers and
expense reimbursement	(0.27	)%†	(0.60)%	(0.74)%	(1.01	)%†
After fee waivers and
expense reimbursement	0.94	%†	0.65%	0.68%	0.85	%†
Portfolio turnover rate	34.50	%‡	75.78%	52.75%	60.44	%‡**

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
**	Portfolio turnover calculated for the period ended September 30, 2015.
#	Amount is less than $0.01.
~	Effective January 28, 2018, the adviser contractually changed the net annual operating expense limit to 0.70%.

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	Six Months			December 31,
	Ended			2015*
	March 31,		Year Ended	to
	2018		September 30,	September 30,
	(Unaudited)		2017	2016
Net asset value, beginning of period	$24.20		$24.52	$24.00

Income from investment operations:
Net investment loss	(0.03	)^	(0.19)	(0.21	)^
Net realized and unrealized gain/(loss) on
investments, foreign currency, securities
sold short and purchased options	(0.40)		(0.03)	0.73
Total from investment operations	(0.43)		(0.22)	0.52

Less distributions:
From net realized gain on investments	(0.47)		(0.10)	—
Total distributions	(0.47)		(0.10)	—
Paid-in capital from redemption fees	0.00	^#	—	—
Net asset value, end of period	$23.30		$24.20	$24.52

Total return	(1.82	)%‡	(0.89)%	2.17	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$21,153		$25,129	$25,021
Ratio of expenses to average net assets:
Before fee waivers and
expense reimbursement	2.93	%†	3.15%	3.98	%†
After fee waivers and
expense reimbursement	1.91	%†	2.14%	2.53	%†
Ratio of net investment loss to average net assets:
Before fee waivers and
expense reimbursement	(1.28	)%†	(1.77)%	(2.62	)%†
After fee waivers and
expense reimbursement	(0.26	)%†	(0.76)%	(1.17	)%†
Portfolio turnover rate	31.53	%‡	27.42%	25.13	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited)

NOTE 1 –	ORGANIZATION

The Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund (each a “Fund” and collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Scharf Fund, the Scharf Balanced Opportunity Fund, and the Scharf Global Opportunity Fund are diversified and the Scharf Alpha Opportunity Fund is non-diversified. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Scharf Fund and the Scharf Global Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Scharf Balanced Opportunity Fund is to seek long-term capital appreciation and income. The investment objective of the Scharf Alpha Opportunity Fund is to seek long-term capital appreciation and to provide returns above inflation while exposing investors to less volatility than typical equity investments. The Scharf Fund Institutional Class, Retail Class, and R6 Class commenced operations on December 30, 2011, January 28, 2015, and January 29, 2018, respectively. The Scharf Balanced Opportunity Fund Institutional Class and Retail Class commenced operations on December 31, 2012 and January 21, 2016, respectively.

The Scharf Global Opportunity Fund commenced operations on October 14, 2014. The initial purchase into the Fund included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable. The Fund issued 419,054 shares on October 14, 2014. The fair value and cost of securities received by the Fund was $7,814,245 and $6,536,468, respectively. In addition, the Fund received $2,243,043 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Scharf Alpha Opportunity Fund commenced operations on December 31, 2015. The initial purchase into the Fund included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable. The Fund issued 184,713 shares on December 31, 2015. The fair value and cost of securities received by the Fund was $3,729,932 and $3,291,912, respectively. In addition, the Fund received $703,175 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

NOTE 2 –	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the tax positions of the Scharf Fund, the Scharf Balanced Opportunity Fund, and the Scharf Global Opportunity Fund and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2015-2017, or expected to be taken in the Funds’ 2018 tax returns. Management has analyzed the Scharf Alpha Opportunity Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2016-2017, or expected to be taken in the Fund’s 2018 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Scharf Fund charges a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less. The Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund each charge a 2.00% redemption fee to shareholders who redeem shares held for 15 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the six months ended March 31, 2018 the Scharf Fund and the Scharf Alpha Opportunity Fund retained $1,459, and $52, respectively, in redemption fees.

G.
Foreign Securities: The Funds may invest in securities of foreign companies. Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

H.
Leverage and Short Sales: The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

I.
Derivatives: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Scharf Fund, the Scharf Balanced Opportunity Fund, and the Scharf Alpha Opportunity Fund did not invest in derivative instruments during the six months

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

ended March 31, 2018. The purchased option held on September 30, 2017 in the Scharf Global Opportunity Fund expired in January 2018.

Scharf Global Opportunity Fund

The effect of derivative instruments on the statements of operations for the six months ended March 31, 2018 is as follows:

Derivative Type	Location of Loss on Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on purchased options	$(89,226)
Equity Contracts	Change in unrealized depreciation on purchased options	$17,780

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of March 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 –	SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

On March 30, 2018, U.S. and certain other financial markets were closed, while some foreign markets were open.  Price changes of securities in those foreign markets were immaterial to the Funds.  The Funds’ securities were valued at the official closing price the last day the NASDAQ Global Market System was open to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Fixed Income Securities: Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. Government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2018:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$157,612,065	$—	$—	$157,612,065
Consumer Staples	51,088,836	—	—	51,088,836
Financials	45,888,591	—	—	45,888,591
Healthcare	46,749,078	—	—	46,749,078
Industrials	11,998,366	—	—	11,998,366
Information Technology	116,678,268	—	—	116,678,268
Materials	17,794,406	—	—	17,794,406
Total Common Stocks	447,809,610	—	—	447,809,610
Preferred Stock
Information Technology	11,940,262	—	—	11,940,262
Total Preferred Stock	11,940,262	—	—	11,940,262
Money Market Fund	14,388,945	—	—	14,388,945
U.S. Treasury Bills	—	48,712,259	—	48,712,259
Total Investments
in Securities	$474,138,817	$48,712,259	$—	$522,851,076

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,085,722	$—	$—	$12,085,722
Consumer Staples	3,891,936	—	—	3,891,936
Financials	3,741,568	—	—	3,741,568
Healthcare	3,395,983	—	—	3,395,983
Industrials	900,331	—	—	900,331
Information Technology	8,924,057	—	—	8,924,057
Materials	1,353,598	—	—	1,353,598
Total Common Stocks	34,293,195	—	—	34,293,195
Preferred Stocks
Closed-End Fund	2,160,374	—	—	2,160,374
Information Technology	1,485,646	—	—	1,485,646
Total Preferred Stocks	3,646,020	—	—	3,646,020
Fixed Income
Corporate Bonds	—	5,076,164	—	5,076,164
Municipal Bonds	—	3,781,953	—	3,781,953
Total Fixed Income	—	8,858,117	—	8,858,117
U.S. Treasury Note	—	1,229,827	—	1,229,827
Money Market Fund	7,228,383	—	—	7,228,383
U.S. Treasury Bills	—	2,722,415	—	2,722,415
Total Investments
in Securities	$45,167,598	$12,810,359	$—	$57,977,957

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,840,250	$—	$—	$10,840,250
Consumer Staples	3,982,821	—	—	3,982,821
Financials	2,732,895	—	—	2,732,895
Healthcare	2,899,477	—	—	2,899,477
Industrials	1,478,971	—	—	1,478,971
Information Technology	4,729,548	—	—	4,729,548
Materials	1,266,940	—	—	1,266,940
Telecommunication Services	793,708	—	—	793,708
Total Common Stocks	28,724,610	—	—	28,724,610
Preferred Stocks
Consumer Discretionary	151,047	—	—	151,047
Consumer Staples	163,707	—	—	163,707
Financials	76,649	—	—	76,649
Information Technology	1,453,350	—	—	1,453,350
Materials	12,987	—	—	12,987
Total Preferred Stocks	1,857,740	—	—	1,857,740
Money Market Fund	1,478,624	—	—	1,478,624
Total Investments
in Securities	$32,060,974	$—	$—	$32,060,974

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

Scharf Alpha Opportunity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$7,610,732	$—	$—	$7,610,732
Consumer Staples	2,174,479	—	—	2,174,479
Financials	1,682,753	—	—	1,682,753
Healthcare	1,770,955	—	—	1,770,955
Industrials	876,492	—	—	876,492
Information Technology	4,875,646	—	—	4,875,646
Materials	839,137	—	—	839,137
Total Common Stocks	19,830,194	—	—	19,830,194
Money Market Fund	563,579	—	—	563,579
Total Investments
in Securities	$20,393,773	$—	$—	$20,393,773
Liabilities:
Securities Sold Short
Exchange-Traded Funds	$11,157,560	$—	$—	$11,157,560
Total Securities Sold Short	$11,157,560	$—	$—	$11,157,560

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2018, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the six months ended March 31, 2018.

NOTE 4 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Scharf Investments, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by each Fund.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  Effective January 28, 2018 the Scharf Fund pays fees calculated at an annual rate of 0.89% based upon the average daily net assets of the Fund. Prior to January 28, 2018 the Scharf Fund paid fees calculated at an annual rate of 0.99% based upon the average daily net assets of the Fund. The Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund pay fees calculated at an annual rate of 0.99% based upon

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

the average daily net assets of each Fund.  For the six months ended March 31, 2018, the Funds incurred the following in advisory fees.

Advisory Fees
Scharf Fund	$2,680,577
Scharf Balanced Opportunity Fund	313,764
Scharf Global Opportunity Fund	154,529
Scharf Alpha Opportunity Fund	116,002

The Funds are responsible for their own operating expenses. The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

	Institutional	Retail
	Class	Class	R6 Class
Scharf Fund*	0.99%	1.24%	0.89%
Scharf Balanced Opportunity Fund	0.98%	1.23%	—
Scharf Global Opportunity Fund^	—	0.70%	—
Scharf Alpha Opportunity Fund	—	1.00%	—

Percent of average daily net assets of the Funds.

*	Prior to January 28, 2018, the Scharf Fund’s expense caps for the Institutional Class and Retail Class were 1.09% and 1.34%, respectively.
^	Prior to January 28, 2018, the Scharf Global Opportunity Fund’s expense cap for the Retail Class was 0.65%.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the three year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into the account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended March 31, 2018, the Adviser reduced its fees in the amount of $341,949, $152,069, $188,014, and $118,680, for the Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund, respectively.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

No amounts were reimbursed to the Adviser.  The expense limitations for the Funds will remain in effect through at least January 27, 2019.  The Expense Caps may be terminated only by the Board of Trustees (the “Board”) of the Trust.  Cumulative expenses subject to recapture expire as follows:

		Scharf Balanced		Scharf Global		Scharf Alpha
		Opportunity		Opportunity		Opportunity
Scharf Fund		Fund		Fund		Fund
Year	Amount	Year	Amount	Year	Amount	Year	Amount
2018	$397,364	2018	$116,422	2018	$282,681
2019	742,298	2019	214,058	2019	331,358	2019	$152,260
2020	777,429	2020	292,638	2020	355,261	2020	260,274
10/20 –		10/20 –		10/20 –		10/20 –
9/21	341,949	9/21	152,069	9/21	188,014	9/21	118,680
	$2,259,040		$775,187		$1,157,314		$531,214

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

For the six months ended March 31, 2018, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agency, and Chief Compliance Officer fees:

		Scharf	Scharf	Scharf
		Balanced	Global	Alpha
	Scharf	Opportunity	Opportunity	Opportunity
	Fund	Fund	Fund	Fund
Administration and
Fund Accounting	$209,881	$49,034	$26,956	$25,977
Custody	35,050	11,404	12,564	10,550
Transfer Agency (a)	20,351	10,903	5,960	6,131
Chief Compliance Officer	4,488	4,488	4,488	4,488

(a) Does not include out-of-pocket expenses.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

At March 31, 2018, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

		Scharf	Scharf	Scharf
		Balanced	Global	Alpha
	Scharf	Opportunity	Opportunity	Opportunity
	Fund	Fund	Fund	Fund
Administration and
Fund Accounting	$109,072	$22,311	$14,244	$13,933
Custody	13,821	4,382	4,730	5,113
Transfer Agency (a)	12,519	5,541	3,071	2,904
Chief Compliance Officer	2,238	2,238	2,238	2,238

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust was previously considered an Interested Trustee and an affiliate of USBFS and U.S. Bank N.A.  Effective January 1, 2018, this same Trustee became an Independent Trustee.

NOTE 5 –	12B-1 DISTRIBUTION FEES

The Retail Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits each class to pay for distribution and related expenses up to an annual rate of 0.25% of its average daily net assets.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended March 31, 2018, the Funds paid the Distributor the following in 12b-1 fees:

12b-1 Fees
Scharf Fund – Retail Class	$104,125
Scharf Balanced Opportunity Fund – Retail Class	10,376
Scharf Global Opportunity Fund	30,632
Scharf Alpha Opportunity Fund	24,341

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

NOTE 6 –	SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.10% of the average daily net assets of each Institutional Class and Retail Class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2018, the Funds incurred the following shareholder servicing fees under the agreement:

Shareholder Servicing Fees
Scharf Fund
Institutional Class	$168,492
Retail Class	39,358
Scharf Balanced Opportunity Fund
Institutional Class	21,783
Retail Class	4,150
Scharf Global Opportunity Fund	12,511
Scharf Alpha Opportunity Fund	8,119

NOTE 7 –	LINES OF CREDIT

The Scharf Fund, Scharf Balanced Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund have lines of credit in the amount of $20,000,000, $5,000,000, $2,500,000, and $1,500,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2018, the Scharf Fund and the Scharf Balanced Opportunity Fund did not draw upon their lines of credit.

During the six months ended March 31, 2018, the Scharf Global Opportunity Fund drew on its line of credit.  The Fund had an outstanding average balance of $4,363, paid a weighted average interest rate of 4.50%, and incurred interest expense of $99.  The maximum borrowing by the Fund occurred on January 11, 2018 in the amount of $504,000.  At March 31, 2018, the Fund had no outstanding loan amounts.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

During the six months ended March 31, 2018, the Scharf Alpha Opportunity Fund drew on its line of credit.  The Fund had an outstanding average balance of $54,780, paid a weighted average interest rate of 4.49%, and incurred interest expense of $1,245.  The maximum borrowing by the Fund occurred on February 5, 2018 in the amount of $868,000.  At March 31, 2018, the Fund had no outstanding loan amounts.

NOTE 8 –	PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Scharf Fund	$137,367,447	$161,286,260
Scharf Balanced Opportunity Fund	11,880,019	16,200,376
Scharf Global Opportunity Fund	12,386,240	10,521,114
Scharf Alpha Opportunity Fund	6,647,613	10,875,630

During the six months ended March 31, 2018 there were no purchases and sales of U.S. Government securities in the Scharf Fund, Scharf Global Opportunity Fund and Scharf Alpha Opportunity Fund.  The Scharf Balanced Opportunity Fund had purchases of $1,238,204 and sales of $0.

For the six months ended March 31, 2018, the Scharf Alpha Opportunity Fund had $442,398 and $5,348,289 of proceeds from short sales and buy cover transactions, respectively.  This activity is included in the portfolio turnover disclosed in the financial highlights.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

NOTE 9 –	INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2017, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Scharf
		Balanced
	Scharf	Opportunity
	Fund	Fund
Cost of investments (a)	$509,631,784	$61,470,691
Gross unrealized appreciation	104,715,612	10,006,137
Gross unrealized depreciation	(23,158,504)	(1,859,304)
Net unrealized appreciation	81,557,108	8,146,833
Net unrealized depreciation/(depreciation)
on foreign currency	552	(195)
Undistributed ordinary income	891,172	120,153
Undistributed long-term capital gains	14,410,491	1,225,001
Total distributable earnings	15,301,663	1,345,154
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$96,859,323	$9,491,792

	Scharf	Scharf
	Global	Alpha
	Opportunity	Opportunity
	Fund	Fund
Cost of investments (a)	$26,476,533	$22,633,136
Gross unrealized appreciation	5,827,720	4,032,082
Gross unrealized depreciation	(1,667,150)	(1,538,054)
Net unrealized appreciation	4,160,570	2,494,028
Net unrealized appreciation on foreign currency	115	7
Net unrealized depreciation on short sales	—	(2,342,085)
Undistributed ordinary income	170,803	—
Undistributed long-term capital gains	1,581,305	463,467
Total distributable earnings	1,752,108	463,467
Other accumulated gains/(losses)	—	(113,841)
Total accumulated earnings/(losses)	$5,912,793	$501,576

(a)
The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, tax adjustments related to partnerships and a transfer in-kind.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

At September 30, 2017, the Scharf Alpha Opportunity Fund deferred, on a tax basis, late year losses of $113,841.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The tax character of distributions paid during the six months ended March 31, 2018 and the year ended September 30, 2017 was as follows:

	March 31, 2018		September 30, 2017
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Scharf Fund	$891,172	$14,410,589	$836,345	$—
Scharf Balanced
Opportunity Fund	124,082	1,225,008	413,712	444,362
Scharf Global
Opportunity Fund	230,126	1,581,305	145,384	204,780
Scharf Alpha
Opportunity Fund	—	463,472	28,875	77,430

The Scharf Balanced Opportunity Fund, Scharf Global Opportunity Fund and the Scharf Alpha Opportunity Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2017.

NOTE 10 –	PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Investment Style Risk.  The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Funds may underperform funds that use different investing styles.

•
Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Special Situations Risk.  There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Funds.  In addition, investments in special situation companies may be illiquid and difficult to value, which will require a Fund to employ fair value procedures to value its holdings in such investments.

•
Non-Diversification Risk (Scharf Alpha Opportunity Fund).  To the extent that the Fund invests its assets in fewer securities, the Fund is subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.

•
Short Sales Risk (Scharf Alpha Opportunity Fund).  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2018 (Unaudited), Continued

on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
Leverage Risk (Scharf Alpha Opportunity Fund).  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

SCHARF FUNDS

NOTICE TO SHAREHOLDERS at March 31, 2018 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-572-4273 (1-866-5SCHARF) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-572-4273 (1-866-5SCHARF). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-866-572-4273 (1-866-5SCHARF).

SCHARF FUNDS

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-572-4273 (1-866-5SCHARF) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Scharf Fund
Scharf Balanced Opportunity Fund
Scharf Global Opportunity Fund
Scharf Alpha Opportunity Fund

At a meeting held on December 6-7, 2017, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) on behalf of each of the Scharf Fund, Scharf Balanced Opportunity Fund (the “Balanced Opportunity Fund”), Scharf Global Opportunity Fund (the “Global Opportunity Fund”) and Scharf Alpha Opportunity Fund (the “Alpha Opportunity Fund”) (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2017, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2017 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions.

The Board noted that the Global Opportunity Fund and Alpha Opportunity Fund were newer, each with less than three years of performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. The Trustees also discussed with the Adviser and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Adviser’s views as to the reasons for each Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for each Fund. In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Scharf Fund: The Board noted that the Scharf Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year, five-year and since inception periods and above its peer group median for the three-year period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for all relevant periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund.

Balanced Opportunity Fund: The Board noted that the Balanced Opportunity Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year period and above its peer group median for the three-year and since inception periods .

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year period and above its peer group median for the three-year and since inception periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund.

Global Opportunity Fund: The Board noted that the Global Opportunity Fund’s performance, with regard to its Lipper comparative universe, was below the peer group median for the one-year period and above its peer group median for the since inception period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below the peer group median for the one-year period and above its peer group median for the since inception period.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board noted that the Adviser stated it does not manage any other accounts similarly to the Fund.

Alpha Opportunity Fund: The Board noted that the Alpha Opportunity Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year and since inception periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and to the Adviser’s similarly managed separate accounts for other types of clients, if applicable, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board considered the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Funds were generally lower than the fees charged by the Adviser to its similarly managed separate account clients at lower asset levels and higher at higher asset levels.

Scharf Fund: The Board noted that the Adviser had previously contractually agreed to maintain an annual expense ratio for the Fund of 1.34% for Retail Class shares and 1.09% for Institutional Class shares (respectively, the “Expense Caps”).  The Board noted that, effective January 2018, the Adviser has contractually agreed to a new reduced contractual advisory fee for the Fund of 0.89% and to maintain an annual expense ratio for the Fund of 1.24% for Retail Class shares and 0.99% for Institutional Class shares. The Board noted that the Fund’s total expense ratio after waiver was above the peer group median and average for the Retail Class and for the Institutional Class. The Board further noted that the Fund’s new total expense ratio after waiver was above the peer group median and average for the Retail Class and above the peer group median but below the peer group average for the Institutional Class. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio for the Retail Class shares and for the Institutional Class shares was above the peer group median and average (except the new total expense ratio after waiver for the Institutional Class will be below the peer group average). The Board also noted that the contractual advisory fee was significantly above its peer group median and average, and significantly above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board further noted that the new contractual advisory fee was also above its peer group median and average, but to a much lesser extent. The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were above

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

the peer group median and average.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

Balanced Opportunity Fund: The Board noted that the Adviser had previously contractually agreed to maintain annual expense ratios for the Fund of 1.30% for Retail Class shares and 1.05% for Institutional Class shares (respectively, the “Expense Caps”).  The Board noted that, effective June 30, 2017, the Adviser has contractually agreed to maintain an annual expense ratio for the Fund of 1.23% for Retail Class shares and 0.98% for Institutional Class shares.  The Board noted that Fund’s total expense ratio after waiver was above the peer group median and average for the Retail Class and below the peer group median and average for the Institutional Class. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio for the Retail Class was above the peer group median (although below the peer group median with the new total expense ratio after waiver) and below the average and the total expense ratio for the Institutional Class shares was below the peer group median and average.  Additionally, the Board noted that the contractual advisory fee was significantly above its peer group median and average, and that the contractual advisory fee was significantly above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were above the peer group median and average.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

Global Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.65% for Retail Class shares until January 27, 2018 and of 1.50% thereafter (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio after waiver was below the peer group median and average for the Retail Class until January 27, 2018 and after the expiration of the expense cap would be above the peer group median and average after such date.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio for the Retail Class shares was below the peer group median and average until January 27, 2018 and after the expiration of the expense cap would be above the peer group median and average after such date.  The Board also noted that the Fund’s contractual advisory fee was above the peer group median and average, and above the peer group median and average when the Fund’s peer group was

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund during the most recent fiscal period.  The Board also considered that the Adviser does not manage any other accounts similarly to that of the Fund.

Alpha Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% for Retail Class shares (the “Expense Cap”).  The Board noted that Fund’s total expense ratio after waiver was below the peer group median and average. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was below the peer group median and average.  Additionally, the Board noted that the contractual advisory fee was below its peer group median and average, and that the contractual advisory fee was below its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund during the most recent fiscal period.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps and in particular noted that most recently the Adviser had agreed to further reduce going forward the

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

contractual Expense Caps for the Scharf Fund and the Balanced Opportunity Fund and advisory fee for the Scharf Fund.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds.  The Board also considered that the Funds utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Scharf Fund, Balanced Opportunity Fund, Global Opportunity Fund and Alpha Opportunity Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

SCHARF FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Scharf Investments, LLC
5619 Scotts Valley Drive, Suite 140
Scotts Valley, CA 95066

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 572-4273

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866)-5SCHARF.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)   Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

     (4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President/Chief Executive Officer/
  Principal Executive Officer

Date  6/5/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President/Chief Executive Officer/
  Principal Executive Officer

Date  6/5/18

By (Signature and Title)* /s/ Cheryl L. King
                                         Cheryl L. King, Treasurer/Principal Financial Officer

Date 6/5/18

* Print the name and title of each signing officer under his or her signature.